Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 33,602	$ 44,468	$ 38,554	$ 76,619
Accounts receivable, net	210,591	216,473
Related party receivables	14,245	17,208
Inventories, net	228,560	230,924
Deferred tax assets	26,723	30,901
Other current assets	22,775	19,926
Total current assets	536,496	559,900
Property, plant and equipment, net	163,647	168,834
Goodwill	306,742	308,080
Other intangible assets, net	303,811	310,351
Deferred financing costs, net	10,787	11,578
Other long-term assets	741	1,380
Total assets	1,322,224	1,360,123
Current liabilities
Accounts payable	134,982	143,618
Current maturities of long-term debt	33,164	23,166
Related party payables	3,714	2,450
Product returns liability	36,089	37,635	37,635	42,000
Interest payable	4,459	13,083
Accrued expenses and other current liabilities	52,310	50,869
Total current liabilities	264,718	270,821
Long-term debt, less current maturities	684,292	684,998
Pension and other post-retirement liabilities	97,418	97,720
Deferred tax liabilities	67,249	78,254
Long-term related party payables	101	101
Other long-term liabilities	2,491	2,648
Total shareholder's equity (deficit)	205,955	225,581	288,461	295,782
Total liabilities and shareholder's equity	1,322,224	1,360,123
Eliminations [Member]
Current assets
Intercompany receivables - current	(227,829)	(255,603)
Total current assets	(227,829)	(255,603)
Investment in subsidiaries	(831,169)	(863,410)
Intercompany receivables non-current	(102,076)	(100,005)
Total assets	(1,161,074)	(1,219,018)
Current liabilities
Intercompany payables - current	(227,829)	(255,603)
Total current liabilities	(227,829)	(255,603)
Intercompany payables - non-current	(102,076)	(100,005)
Total shareholder's equity (deficit)	(831,169)	(863,410)
Total liabilities and shareholder's equity	(1,161,074)	(1,219,018)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	75	75	4	1
Intercompany receivables - current	504	2,071
Other current assets	5	4
Total current assets	584	2,150
Investment in subsidiaries	110,042	128,077
Intercompany receivables non-current	102,071	100,000
Total assets	212,697	230,227
Current liabilities
Related party payables	3,148	1,706
Accrued expenses and other current liabilities	3,594	2,940
Total current liabilities	6,742	4,646
Total shareholder's equity (deficit)	205,955	225,581
Total liabilities and shareholder's equity	212,697	230,227
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	1,826	2,626	3,026	3,026
Intercompany receivables - current	156,713	179,121
Deferred tax assets	144	1,466
Other current assets	2,223	2,163
Total current assets	160,906	185,376
Investment in subsidiaries	613,123	624,563
Deferred financing costs, net	10,787	11,578
Total assets	784,816	821,517
Current liabilities
Current maturities of long-term debt	33,000	23,000
Intercompany payables - current		3,160
Interest payable	4,459	13,083
Accrued expenses and other current liabilities	(6,462)	(6,753)
Total current liabilities	30,997	32,490
Long-term debt, less current maturities	684,003	684,679
Deferred tax liabilities	(40,226)	(23,729)
Total shareholder's equity (deficit)	110,042	128,077
Total liabilities and shareholder's equity	784,816	821,517
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	23,141	31,945	23,648	57,407
Intercompany receivables - current	37,598	39,306
Accounts receivable, net	194,115	197,306
Related party receivables	14,245	17,208
Inventories, net	196,032	199,400
Deferred tax assets	24,760	27,649
Other current assets	14,144	10,590
Total current assets	504,035	523,404
Property, plant and equipment, net	119,890	123,938
Investment in subsidiaries	108,004	110,770
Goodwill	278,572	278,571
Other intangible assets, net	299,035	304,895
Intercompany receivables non-current	5	5
Other long-term assets	577	681
Total assets	1,310,118	1,342,264
Current liabilities
Accounts payable	110,402	114,834
Current maturities of long-term debt	159	159
Related party payables	20
Intercompany payables - current	198,445	220,709
Product returns liability	35,623	37,150
Accrued expenses and other current liabilities	47,579	47,668
Total current liabilities	392,228	420,520
Long-term debt, less current maturities	274	301
Pension and other post-retirement liabilities	96,513	96,906
Deferred tax liabilities	104,266	98,185
Intercompany payables - non-current	102,071	100,000
Long-term related party payables	101	101
Other long-term liabilities	1,542	1,688
Total shareholder's equity (deficit)	613,123	624,563
Total liabilities and shareholder's equity	1,310,118	1,342,264
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	8,560	9,822	11,876	16,185
Intercompany receivables - current	33,014	35,105
Accounts receivable, net	16,476	19,167
Inventories, net	32,528	31,524
Deferred tax assets	1,819	1,786
Other current assets	6,403	7,169
Total current assets	98,800	104,573
Property, plant and equipment, net	43,757	44,896
Goodwill	28,170	29,509
Other intangible assets, net	4,776	5,456
Other long-term assets	164	699
Total assets	175,667	185,133
Current liabilities
Accounts payable	24,580	28,784
Current maturities of long-term debt	5	7
Related party payables	546	744
Intercompany payables - current	29,384	31,734
Product returns liability	466	485
Accrued expenses and other current liabilities	7,599	7,014
Total current liabilities	62,580	68,768
Long-term debt, less current maturities	15	18
Pension and other post-retirement liabilities	905	814
Deferred tax liabilities	3,209	3,798
Intercompany payables - non-current	5	5
Other long-term liabilities	949	960
Total shareholder's equity (deficit)	108,004	110,770
Total liabilities and shareholder's equity	$ 175,667	$ 185,133